Prepayments - Schedule of Consolidated Statements of Operations, and Remaining Balance (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Consolidated Statements of Operations, and Remaining Balance [Abstract]
Prepayments – current	$ 208,974
Prepayments – non-current	626,923
Total	$ 835,897